Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2012
Inst Adv Inst | Spartan U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® U.S. Bond Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Barclays® U.S. Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of the fund's assets in bonds included in the Barclays® U.S. Aggregate Bond Index (the Index).
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Index using a smaller number of securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

		Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.35%	September 30, 2002
Lowest Quarter Return	-2.56%	June 30, 2004
Year-to-Date Return	4.01%	September 30, 2012

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Investor Class, which is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Investor Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Inst Adv Inst | Spartan U.S. Bond Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan U.S. Bond Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	10.22%	[1]
2003	rr_AnnualReturn2003	4.91%	[1]
2004	rr_AnnualReturn2004	4.36%	[1]
2005	rr_AnnualReturn2005	2.26%	[1]
2006	rr_AnnualReturn2006	4.33%	[1]
2007	rr_AnnualReturn2007	5.40%	[1]
2008	rr_AnnualReturn2008	3.76%	[1]
2009	rr_AnnualReturn2009	6.45%	[1]
2010	rr_AnnualReturn2010	6.29%	[1]
2011	rr_AnnualReturn2011	7.67%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Label	rr_AverageAnnualReturnLabel	Spartan U.S. Bond Index Fund - Investor Class	[1]
Past 1 year	rr_AverageAnnualReturnYear01	7.67%	[1]
Past 5 years	rr_AverageAnnualReturnYear05	5.91%	[1]
Past 10 years	rr_AverageAnnualReturnYear10	5.54%	[1]
Inst Adv Inst | Spartan U.S. Bond Index Fund | Fidelity Advantage Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	5
3 years	rr_ExpenseExampleYear03	16
5 years	rr_ExpenseExampleYear05	28
10 years	rr_ExpenseExampleYear10	64
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan U.S. Bond Index Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	7.84%
Past 5 years	rr_AverageAnnualReturnYear05	6.50%
Past 10 years	rr_AverageAnnualReturnYear10	5.78%

[1]	The returns shown above are for Investor Class, which is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Investor Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.